UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                JANUARY 22, 2001
    ----------------------------    -------------------------   ----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     20
                                                  -------------------------

Form 13F Information Table Value Total:                $ 391,877,377
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #28-113     DATE:12/31/00


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ABBOTT LABORATORIES   COMMON STOCK   002824100           13,016      268,722    X                            114900          153822
AUTOMATIC DATA        COMMON STOCK   053015103           20,258      319,962    X                            118400          201562
 PROCESSING, INC.
AMERICAN INT'L GROUP  COMMON STOCK   026874107           28,701      291,191    X                             97065          194126
AMERICAN EXPRESS      COMMON STOCK   025816109            8,565      155,900    X                             70800           85100
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103           17,217      266,724    X                             82400          184324
GILLETTE COMPANY      COMMON STOCK   375766102           13,935      385,753    X                            141424          244329
HOME DEPOT INC.       COMMON STOCK   437076102           23,230      508,465    X                            156550          351915
JOHNSON & JOHNSON     COMMON STOCK   478160104           19,518      185,772    X                             73150          112622
COCA COLA COMPANY     COMMON STOCK   191216100           20,244      332,206    X                            132600          199606
MARRIOTT INTERNAT'L   COMMON STOCK   571903202           20,783      491,895    X                            238800          253095
MCDONALD'S CORP       COMMON STOCK   580135101           18,694      549,826    X                            189700          360126
MERCK & CO. INC.      COMMON STOCK   589331107           26,214      279,994    X                            106200          173794
MICROSOFT CORP        COMMON STOCK   594918104            2,490       57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103           23,193      504,195    X                            235800          268395
STARBUCKS CORP.       COMMON STOCK   855244109           28,078      634,520    X                            252360          382160
STAPLES INC.          COMMON STOCK   855030102           12,520    1,059,910    X                            582825          477085
STATE STREET CORP.    COMMON STOCK   857477103           30,426      244,960    X                             85350          159610
TIFFANY & COMPANY     COMMON STOCK   886547108           26,627      841,950    X                            277570          564380
WAL-MART STORES       COMMON STOCK   931142103           27,425      516,241    X                            173813          342428
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105           10,744      112,136    X                             52100           60036
GRAND TOTAL:                                        391,877,377
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